Subsequent Events (Notes)	5 Months Ended	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2013 Cheniere Energy Partners, LP [Member]
Subsequent Event [Line Items]
Subsequent Events [Text Block]
SUBSEQUENT EVENTS

During the second quarter of 2014, four lawsuits were filed in the Court of Chancery of the State of Delaware (the “Court”) against Cheniere and/or certain of its present and former officers and directors that challenge the manner in which abstentions were treated in connection with the stockholder vote on Amendment No. 1 to the Cheniere Energy, Inc. 2011 Incentive Plan (“Amendment No. 1”), pursuant to which, among other things, the number of shares of common stock available for issuance under the Cheniere Energy, Inc. 2011 Incentive Plan (the “2011 Plan”) was increased from 10 million to 35 million shares. The lawsuits contend that abstentions should have been counted as “no” votes in tabulating the outcome of the vote and that the stockholders did not approve Amendment No. 1 when abstentions are counted as such. The lawsuits further contend that portions of the Amended and Restated Bylaws of Cheniere Energy, Inc. adopted on April 3, 2014 are invalid and that certain disclosures relating to these matters made by Cheniere are misleading. The lawsuits assert claims for breach of contract and breach of fiduciary duty (both on a class and a derivative basis) and claims for unjust enrichment (on a derivative basis). The lawsuits seek, among other things, a declaration that the February 1, 2013 stockholder vote on Amendment No. 1 is void, disgorgement of all compensation distributed as a result of Amendment No. 1, voiding the awards made from the shares reserved pursuant to Amendment No. 1 and monetary damages. On June 16, 2014, Cheniere filed a verified application with the Court pursuant to 8 Del. C. § 205 (the “Section 205 Action”) in which it asks the Court to declare valid the issuance, pursuant to the 2011 Plan, of the 25 million additional shares of common stock of Cheniere covered by Amendment No. 1, whether occurring in the past or the future. On June 27, 2014, the Court entered an order staying the stockholder litigation pending resolution of the Section 205 Action. On July 11, 2014, Cheniere filed a memorandum of law in support of its motion for judgment on Application I asserted in the Section 205 Action (that it correctly tabulated votes in connection with the stockholder vote on Amendment No. 1). On July 25, 2014, certain of the plaintiffs in the consolidated action (who have been given permission to intervene in the Section 205 Action) filed a brief in opposition to Cheniere’s motion for judgment on Application I in the Section 205 Action. Briefing on these issues was completed on August 1, 2014.

The outcome of this litigation may impact the amount of operating expenses that Cheniere charged to Cheniere Partners under the Sabine Pass LNG and Sabine Pass Liquefaction operation and maintenance agreements. This litigation may also impact the amount of our suspended losses as we have suspended the use of the equity method for additional losses related to our investment in Cheniere Partners as described in Note 2—“Basis of Presentation and Significant Accounting Policies.” Given the stage of this ongoing litigation, Cheniere currently cannot reasonably estimate a range of potential loss, if any, related to this matter. Cheniere asserts the plaintiffs’ claims are not valid and intends to vigorously defend against these lawsuits.

SUBSEQUENT EVENTS

Litigation

During the second quarter of 2014, four lawsuits were filed in the Court of Chancery of the State of Delaware (the “Court”) against Cheniere and/or certain of its present and former officers and directors that challenge the manner in which abstentions were treated in connection with the stockholder vote on Amendment No. 1 to the Cheniere Energy, Inc. 2011 Incentive Plan (“Amendment No. 1”), pursuant to which, among other things, the number of shares of common stock available for issuance under the Cheniere Energy, Inc. 2011 Incentive Plan (the “2011 Plan”) was increased from 10 million to 35 million shares. The lawsuits contend that abstentions should have been counted as “no” votes in tabulating the outcome of the vote and that the stockholders did not approve Amendment No. 1 when abstentions are counted as such. The lawsuits further contend that portions of the Amended and Restated Bylaws of Cheniere Energy, Inc. adopted on April 3, 2014 are invalid and that certain disclosures relating to these matters made by Cheniere are misleading. The lawsuits assert claims for breach of contract and breach of fiduciary duty (both on a class and a derivative basis) and claims for unjust enrichment (on a derivative basis). The lawsuits seek, among other things, a declaration that the February 1, 2013 stockholder vote on Amendment No. 1 is void, disgorgement of all compensation distributed as a result of Amendment No. 1, voiding the awards made from the shares reserved pursuant to Amendment No. 1 and monetary damages. On June 16, 2014, Cheniere filed a verified application with the Court pursuant to 8 Del. C. § 205 (the “Section 205 Action”) in which it asks the Court to declare valid the issuance, pursuant to the 2011 Plan, of the 25 million additional shares of common stock of Cheniere covered by Amendment No. 1, whether occurring in the past or the future. On June 27, 2014, the Court entered an order staying the stockholder litigation pending resolution of the Section 205 Action. On July 11, 2014, Cheniere filed a memorandum of law in support of its motion for judgment on Application I asserted in the Section 205 Action (that it correctly tabulated votes in connection with the stockholder vote on Amendment No. 1). On July 25, 2014, certain of the plaintiffs in the consolidated action (who have been given permission to intervene in the Section 205 Action) filed a brief in opposition to Cheniere’s motion for judgment on Application I in the Section 205 Action. Briefing on these issues was completed on August 1, 2014.

The outcome of this litigation may impact the amount of operating expenses that Cheniere charged to us under certain operation and maintenance agreements discussed in Note 12—“Related Party Transactions” in our Notes to Consolidated Financial Statements. Given the stage of this ongoing litigation, Cheniere currently cannot reasonably estimate a range of potential loss, if any, related to this matter. Cheniere asserts the plaintiffs’ claims are not valid and intends to vigorously defend against these lawsuits.

Sabine Pass Liquefaction Senior Notes

In May 2014, Sabine Pass Liquefaction issued an aggregate principal amount of $2.0 billion of 5.75% Senior Secured Notes due 2024 (the “2024 Sabine Pass Liquefaction Senior Notes”) and an aggregate principal amount of $0.5 billion of 5.625% Senior Secured Notes due 2023. The $0.5 billion aggregate principal amount constitutes a further issuance of and forms a single series with the 2023 Sabine Pass Liquefaction Senior Notes issued in April 2013 for an aggregate principal amount of $1.5 billion. The 2023 Sabine Pass Liquefaction Senior Notes and 2024 Sabine Pass Liquefaction Senior Notes are pari passu in right of payment with all existing and future senior debt of Sabine Pass Liquefaction.

Net proceeds from these offerings are being used to pay a portion of the capital costs incurred in connection with the construction of Trains 1 through 4 of the Sabine Pass Liquefaction Project in lieu of a portion of the commitments under the 2013 Liquefaction Credit Facilities. In connection with these offerings in May 2014, Sabine Pass Liquefaction has terminated approximately $2.1 billion of commitments under the 2013 Liquefaction Credit Facilities.

LNG Sale and Purchase Agreement

In August 2014, Cheniere Marketing entered into an amended and restated SPA with Sabine Pass Liquefaction that amends the existing SPA with Sabine Pass Liquefaction to remove (i) the limit on the maximum annual contract quantity that Cheniere Marketing may purchase and (ii) the calculation of the price based on a share of the net profit. As a result, Cheniere Marketing may purchase, at its option, any LNG produced by Sabine Pass Liquefaction in excess of that required for other customers at a price of 115% of Henry Hub plus $3.00 per MMBtu of LNG.